SUMMARY OF MATERIAL ACCOUNTING POLICIES - Narrative (Details) € in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Apr. 30, 2023 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Jan. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Description of cash-generating unit				four
Issue of ordinary shares for acquisitions				$ 9,971	$ 0	$ 9,912
Incremental borrowing rate				6.00%		6.00%
Number of segments | segment				1
United States
Summary Of Significant Accounting Policies [Line Items]
Incremental borrowing rate				6.00%
Europe
Summary Of Significant Accounting Policies [Line Items]
Incremental borrowing rate				4.00%
Non-executive Directors
Summary Of Significant Accounting Policies [Line Items]
Restricted period				1 year
RSU expense
Summary Of Significant Accounting Policies [Line Items]
Vesting percentage, share-based payments				25.00%
Vesting period, share-based payments				4 years
NDC Media
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired							100.00%	100.00%
Contingent consideration, at fair value			$ 20,090
Contingent consideration			10,178
Issue of ordinary shares for acquisitions			$ 9,912
Total	$ 13,582	€ 12,699		$ 0	0	$ 10,178
Roto Sports, Inc.
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired							100.00%	100.00%
Total				$ 300	$ 5,000	$ 2,500
Capitalised development expenditure | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life				1 year
Capitalised development expenditure | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life				5 years
Customer Contracts | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life				1 year
Customer Contracts | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life				2 years
Customer Base | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life				5 years
Customer Base | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life				16 years
CONTENT ASSETS
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life				1 year
Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life				5 years
Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life				8 years